SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total revenue	$ 37,955	$ 26,202	$ 26,469
Concentrate Revenues From Contracts With Customers Silver [Member]
IfrsStatementLineItems [Line Items]
Total revenue	24,043	16,963	13,693
Concentrate Revenues From Contracts With Customers Lead [Member]
IfrsStatementLineItems [Line Items]
Total revenue	5,730	3,571	4,422
Concentrate Revenues From Contracts With Customers Zinc [Member]
IfrsStatementLineItems [Line Items]
Total revenue	8,182	5,172	7,434
Revenues From Toll Milling Services [Member]
IfrsStatementLineItems [Line Items]
Total revenue		$ 496	$ 920